JPMorgan Diversified Return U.S. Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.8%
General Dynamics Corp.	6,581	1,743,899
Lockheed Martin Corp.	3,396	1,458,276
		3,202,175
Automobiles & Parts — 0.6%
Ford Motor Co.	76,630	898,104
Gentex Corp.	44,527	1,475,179
		2,373,283
Banks — 2.1%
Bank of America Corp.	31,571	1,073,730
Citizens Financial Group, Inc.	6,962	227,657
Discover Financial Services	6,316	666,464
Fifth Third Bancorp	29,796	1,020,215
First Citizens BancShares, Inc., Class A	1,105	1,668,550
Huntington Bancshares, Inc.	80,841	1,029,106
KeyCorp	14,103	204,917
New York Community Bancorp, Inc.	119,939	776,005
Popular, Inc. (Puerto Rico)	9,671	826,387
Regions Financial Corp.	17,515	327,005
Truist Financial Corp.	22,528	834,888
US Bancorp	10,091	419,180
		9,074,104
Beverages — 2.7%
Boston Beer Co., Inc. (The), Class A *	1,452	507,140
Celsius Holdings, Inc. * (a)	24,034	1,199,297
Coca-Cola Co. (The)	27,597	1,641,746
Constellation Brands, Inc., Class A	6,803	1,667,279
Keurig Dr Pepper, Inc.	44,808	1,408,764
Molson Coors Beverage Co., Class B	26,124	1,614,202
Monster Beverage Corp. *	29,819	1,640,641
PepsiCo, Inc.	9,595	1,617,045
		11,296,114
Chemicals — 3.8%
Ashland, Inc.	5,821	544,962
Celanese Corp.	8,821	1,290,424
CF Industries Holdings, Inc.	16,969	1,281,329
Chemours Co. (The)	13,714	413,752
Dow, Inc.	26,752	1,433,907
Eastman Chemical Co.	13,072	1,092,166
Element Solutions, Inc.	56,206	1,249,460
Huntsman Corp.	51,406	1,261,503
Linde plc	1,551	627,891
LyondellBasell Industries NV, Class A	16,942	1,594,581
Mosaic Co. (The)	25,623	786,882
NewMarket Corp.	1,191	664,352
Olin Corp.	28,260	1,471,498

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Chemicals — continued
Valvoline, Inc. *	22,528	822,047
Westlake Corp.	12,132	1,678,462
		16,213,216
Construction & Materials — 2.2%
A O Smith Corp.	18,962	1,471,641
Builders FirstSource, Inc. *	11,780	2,046,539
Carrier Global Corp.	5,995	327,987
Eagle Materials, Inc.	3,142	710,972
Fortune Brands Innovations, Inc.	7,583	588,365
Louisiana-Pacific Corp.	6,001	399,367
Masco Corp.	18,731	1,260,409
Owens Corning	6,980	1,057,679
Quanta Services, Inc.	7,725	1,499,036
		9,361,995
Consumer Services — 0.6%
Grand Canyon Education, Inc. *	2,403	313,808
H&R Block, Inc.	35,612	1,668,066
Service Corp. International	10,610	712,143
		2,694,017
Electricity — 6.3%
Brookfield Renewable Corp.	8,931	249,354
Clearway Energy, Inc., Class C	8,768	212,536
Consolidated Edison, Inc.	17,639	1,603,385
Constellation Energy Corp.	13,497	1,646,634
DTE Energy Co.	10,865	1,145,388
Edison International	23,974	1,617,766
Entergy Corp.	15,770	1,573,215
Evergy, Inc.	27,509	1,396,632
Exelon Corp.	39,471	1,373,986
FirstEnergy Corp.	41,472	1,521,193
Hawaiian Electric Industries, Inc.	80,159	1,039,662
IDACORP, Inc.	9,765	904,044
OGE Energy Corp.	42,244	1,404,191
PG&E Corp.	91,504	1,543,672
Pinnacle West Capital Corp.	21,550	1,484,795
PPL Corp.	58,887	1,542,839
Public Service Enterprise Group, Inc.	25,512	1,479,441
Southern Co. (The)	22,616	1,572,264
Vistra Corp.	45,331	1,859,931
Xcel Energy, Inc.	25,431	1,522,554
		26,693,482
Electronic & Electrical Equipment — 0.6%
AMETEK, Inc.	6,470	1,048,463
Hubbell, Inc.	3,601	1,208,388
Veralto Corp.	1,891	145,021
		2,401,872

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — 0.7%
Ally Financial, Inc.	30,730	1,127,176
MGIC Investment Corp.	48,080	953,907
OneMain Holdings, Inc.	18,253	868,843
		2,949,926
Food Producers — 5.7%
Archer-Daniels-Midland Co.	19,011	1,056,632
Bunge Global SA	14,816	1,305,142
Campbell Soup Co.	40,532	1,808,943
Conagra Brands, Inc.	47,141	1,374,160
Flowers Foods, Inc.	48,054	1,095,631
General Mills, Inc.	24,700	1,603,277
Hershey Co. (The)	6,202	1,200,335
Hormel Foods Corp.	37,824	1,148,715
Ingredion, Inc.	15,684	1,687,128
J M Smucker Co. (The)	11,285	1,484,542
Kellanova	30,596	1,675,437
Kraft Heinz Co. (The)	46,349	1,720,938
Lamb Weston Holdings, Inc.	16,298	1,669,567
Mondelez International, Inc., Class A	23,064	1,736,027
Pilgrim's Pride Corp. *	4,243	115,282
Post Holdings, Inc. *	18,419	1,710,573
US Foods Holding Corp. *	37,531	1,726,801
		24,119,130
Gas, Water & Multi-utilities — 2.6%
Ameren Corp.	17,414	1,211,492
Atmos Energy Corp.	14,468	1,648,484
CenterPoint Energy, Inc.	53,264	1,488,196
National Fuel Gas Co.	24,269	1,144,526
NiSource, Inc.	58,210	1,511,713
Sempra	20,287	1,451,738
UGI Corp.	41,656	922,264
WEC Energy Group, Inc.	17,900	1,445,604
		10,824,017
General Industrials — 1.9%
Carlisle Cos., Inc.	1,706	536,128
Eaton Corp. plc	7,006	1,724,036
Illinois Tool Works, Inc.	5,850	1,526,265
ITT, Inc.	7,089	856,209
Packaging Corp. of America	6,220	1,031,774
Parker-Hannifin Corp.	2,594	1,204,913
RPM International, Inc.	10,263	1,094,652
Sonoco Products Co.	907	51,608
		8,025,585
Health Care Providers — 2.6%
Chemed Corp.	1,400	829,906
Cigna Group (The)	4,937	1,485,790

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
DaVita, Inc. *	11,630	1,257,901
Elevance Health, Inc.	3,134	1,546,441
HCA Healthcare, Inc.	5,775	1,760,797
Humana, Inc.	633	239,312
Molina Healthcare, Inc. *	2,079	741,039
UnitedHealth Group, Inc.	2,956	1,512,703
Universal Health Services, Inc., Class B	9,132	1,450,253
		10,824,142
Household Goods & Home Construction — 2.3%
DR Horton, Inc.	12,556	1,794,378
Leggett & Platt, Inc.	13,208	306,558
Lennar Corp., Class A	12,486	1,871,027
NVR, Inc. *	258	1,825,425
PulteGroup, Inc.	18,050	1,887,308
Toll Brothers, Inc.	18,723	1,860,130
		9,544,826
Industrial Engineering — 0.6%
Caterpillar, Inc.	3,277	984,116
Cummins, Inc.	5,367	1,284,323
Otis Worldwide Corp.	3,288	290,791
		2,559,230
Industrial Materials — 0.2%
International Paper Co.	28,132	1,007,969
Industrial Metals & Mining — 3.0%
Cleveland-Cliffs, Inc. *	54,870	1,100,144
Fastenal Co.	22,128	1,509,793
Freeport-McMoRan, Inc.	23,838	946,130
Nucor Corp.	8,616	1,610,589
Reliance Steel & Aluminum Co.	5,804	1,656,578
Southern Copper Corp. (Mexico)	16,979	1,393,976
Steel Dynamics, Inc.	11,968	1,444,418
Timken Co. (The)	11,368	931,153
United States Steel Corp. (a)	45,261	2,128,172
		12,720,953
Industrial Support Services — 2.8%
Accenture plc, Class A	4,868	1,771,368
Booz Allen Hamilton Holding Corp.	10,091	1,420,510
Capital One Financial Corp.	11,573	1,566,058
Core & Main, Inc., Class A *	17,802	735,400
MSC Industrial Direct Co., Inc., Class A	12,401	1,223,731
Robert Half, Inc.	13,367	1,063,211
Synchrony Financial	36,140	1,404,762
Western Union Co. (The)	50,566	635,615
WW Grainger, Inc.	2,017	1,806,506
		11,627,161

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — 1.4%
Allison Transmission Holdings, Inc.	16,160	978,326
CSX Corp.	17,639	629,712
Landstar System, Inc.	1,117	214,151
Norfolk Southern Corp.	3,295	775,116
PACCAR, Inc. *	2,392	240,133
Ryder System, Inc.	4,787	543,660
Schneider National, Inc., Class B	5,969	146,360
Union Pacific Corp.	5,384	1,313,319
United Parcel Service, Inc., Class B	8,204	1,164,148
		6,004,925
Investment Banking & Brokerage Services — 0.8%
Ameriprise Financial, Inc.	2,446	946,186
Jefferies Financial Group, Inc.	19,089	778,068
State Street Corp.	16,852	1,244,857
Virtu Financial, Inc., Class A	19,976	335,397
		3,304,508
Leisure Goods — 0.5%
Electronic Arts, Inc.	5,603	770,861
Garmin Ltd.	10,237	1,223,219
Harley-Davidson, Inc.	3,563	115,619
		2,109,699
Life Insurance — 1.2%
Aflac, Inc.	17,217	1,452,082
Globe Life, Inc.	4,282	525,915
Principal Financial Group, Inc.	14,690	1,161,979
Prudential Financial, Inc.	3,383	354,978
Unum Group	32,238	1,558,385
		5,053,339
Media — 0.7%
Interpublic Group of Cos., Inc. (The)	39,840	1,314,322
Nexstar Media Group, Inc.	9,200	1,634,932
		2,949,254
Medical Equipment & Services — 3.8%
Abbott Laboratories	14,125	1,598,244
Becton Dickinson & Co.	4,157	992,733
Danaher Corp.	5,826	1,397,716
GE HealthCare Technologies, Inc.	13,175	966,518
Hologic, Inc. *	17,806	1,325,478
Laboratory Corp. of America Holdings	5,956	1,324,019
Medtronic plc	13,907	1,217,419
Quest Diagnostics, Inc.	10,826	1,390,383
QuidelOrtho Corp. *	657	45,011
Revvity, Inc.	9,220	988,199
STERIS plc	5,559	1,217,143
Stryker Corp.	3,866	1,296,966

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Thermo Fisher Scientific, Inc.	1,465	789,606
West Pharmaceutical Services, Inc.	3,879	1,446,983
		15,996,418
Mortgage Real Estate Investment Trusts — 0.5%
Rithm Capital Corp.	102,292	1,094,525
Starwood Property Trust, Inc.	43,843	891,328
		1,985,853
Non-life Insurance — 3.4%
American Financial Group, Inc.	2,029	244,292
Aon plc, Class A	4,913	1,466,187
Arch Capital Group Ltd. *	14,489	1,194,328
Chubb Ltd.	4,738	1,160,810
Everest Group Ltd.	3,569	1,373,958
Fidelity National Financial, Inc.	27,030	1,352,311
Hartford Financial Services Group, Inc. (The)	21,132	1,837,639
Marsh & McLennan Cos., Inc.	7,960	1,542,966
Old Republic International Corp.	37,898	1,062,660
Progressive Corp. (The)	10,129	1,805,494
Reinsurance Group of America, Inc.	3,579	622,352
WR Berkley Corp.	6,158	504,217
		14,167,214
Non-Renewable Energy — 5.7%
Antero Midstream Corp.	122,956	1,504,981
Cheniere Energy, Inc.	7,928	1,300,113
Chesapeake Energy Corp. (a)	3,810	293,789
Chevron Corp.	9,944	1,466,044
ConocoPhillips	11,283	1,262,229
Coterra Energy, Inc.	61,886	1,539,724
Diamondback Energy, Inc.	7,864	1,209,011
DT Midstream, Inc.	1,206	64,750
EOG Resources, Inc.	10,391	1,182,392
EQT Corp.	36,989	1,309,411
Exxon Mobil Corp.	14,257	1,465,762
HF Sinclair Corp.	24,197	1,366,889
Marathon Oil Corp.	49,779	1,137,450
Marathon Petroleum Corp.	10,685	1,769,436
Occidental Petroleum Corp.	8,435	485,603
Phillips 66	12,473	1,799,979
Pioneer Natural Resources Co.	6,817	1,566,751
Range Resources Corp.	7,695	223,463
Targa Resources Corp.	17,947	1,524,777
Valero Energy Corp.	11,026	1,531,511
Williams Cos., Inc. (The)	2,109	73,098
		24,077,163
Personal Care, Drug & Grocery Stores — 5.7%
Albertsons Cos., Inc., Class A	72,825	1,545,346

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — continued
Casey's General Stores, Inc.	5,956	1,616,220
Cencora, Inc.	8,067	1,877,030
Church & Dwight Co., Inc.	16,967	1,694,155
Clorox Co. (The)	11,450	1,663,112
Colgate-Palmolive Co.	20,859	1,756,328
CVS Health Corp.	17,535	1,304,078
GCI Liberty, Inc. ‡ *	2,678	—
Grocery Outlet Holding Corp. *	9,436	233,824
Kenvue, Inc.	78,179	1,622,996
Kimberly-Clark Corp.	13,046	1,578,175
Kroger Co. (The)	36,921	1,703,535
McKesson Corp.	3,484	1,741,617
Olaplex Holdings, Inc. *	51,117	115,013
Performance Food Group Co. *	15,995	1,162,517
Procter & Gamble Co. (The)	10,603	1,666,155
Spectrum Brands Holdings, Inc.	12,965	1,019,308
Sysco Corp.	22,620	1,830,637
		24,130,046
Personal Goods — 0.1%
Carter's, Inc.	2,128	160,962
NIKE, Inc., Class B	3,969	402,972
		563,934
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.9%
AbbVie, Inc.	10,857	1,784,891
Amgen, Inc.	6,026	1,893,731
Bristol-Myers Squibb Co.	21,340	1,042,886
Cardinal Health, Inc.	15,096	1,648,332
Eli Lilly & Co.	2,816	1,818,038
Fortrea Holdings, Inc. *	5,830	180,497
Gilead Sciences, Inc.	19,496	1,525,757
Medpace Holdings, Inc. *	1,943	566,540
Merck & Co., Inc.	14,386	1,737,541
Pfizer, Inc.	35,676	966,106
Regeneron Pharmaceuticals, Inc. *	2,000	1,885,560
United Therapeutics Corp. *	5,543	1,190,525
Vertex Pharmaceuticals, Inc. *	4,660	2,019,551
Viatris, Inc.	86,028	1,012,549
Zoetis, Inc.	7,951	1,493,277
		20,765,781
Precious Metals & Mining — 0.2%
Newmont Corp.	20,858	719,809
Real Estate Investment & Services — 1.0%
CBRE Group, Inc., Class A *	1,904	164,334
CoStar Group, Inc. *	18,964	1,583,115

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment & Services — continued
Jones Lang LaSalle, Inc. *	6,857	1,214,100
Zillow Group, Inc., Class C *	24,303	1,381,383
		4,342,932
Real Estate Investment Trusts — 8.0%
Brixmor Property Group, Inc.	61,443	1,378,781
Camden Property Trust	7,477	701,642
Crown Castle, Inc.	7,924	857,773
CubeSmart	40,173	1,736,277
EastGroup Properties, Inc.	1,814	321,858
EPR Properties	10,333	457,442
Equinix, Inc.	1,893	1,570,755
Essex Property Trust, Inc.	3,040	709,141
First Industrial Realty Trust, Inc.	15,114	778,673
Gaming and Leisure Properties, Inc.	33,918	1,548,357
Host Hotels & Resorts, Inc.	92,779	1,783,212
Iron Mountain, Inc.	25,141	1,697,520
Kimco Realty Corp.	55,895	1,129,079
Lamar Advertising Co., Class A	15,588	1,631,752
Mid-America Apartment Communities, Inc.	7,161	905,007
NET Lease Office Properties (a)	1,322	32,759
NNN REIT, Inc.	20,691	834,675
Omega Healthcare Investors, Inc.	50,401	1,461,629
Park Hotels & Resorts, Inc.	25,011	377,166
Prologis, Inc.	12,708	1,609,976
Public Storage	5,342	1,512,801
Regency Centers Corp.	18,326	1,148,490
Simon Property Group, Inc.	12,762	1,768,941
STAG Industrial, Inc.	21,483	793,582
Ventas, Inc.	20,928	970,850
VICI Properties, Inc.	51,915	1,563,680
Welltower, Inc.	15,905	1,375,941
Weyerhaeuser Co.	51,828	1,698,404
WP Carey, Inc.	19,622	1,215,779
		33,571,942
Retailers — 4.0%
AutoZone, Inc. *	618	1,706,996
Best Buy Co., Inc.	12,557	910,257
Dick's Sporting Goods, Inc.	11,139	1,660,491
Kohl's Corp.	2,059	53,040
Lowe's Cos., Inc.	6,929	1,474,769
Macy's, Inc.	54,193	991,190
O'Reilly Automotive, Inc. *	1,679	1,717,701
Penske Automotive Group, Inc.	9,503	1,409,960
Ross Stores, Inc.	8,794	1,233,622
Target Corp.	7,187	999,568
TJX Cos., Inc. (The)	15,012	1,424,789

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Tractor Supply Co.	6,777	1,522,114
Williams-Sonoma, Inc.	8,264	1,598,175
		16,702,672
Software & Computer Services — 3.9%
Adobe, Inc. *	547	337,926
Alphabet, Inc., Class A *	3,154	441,875
Amdocs Ltd.	13,337	1,222,736
CACI International, Inc., Class A *	1,354	465,411
Cadence Design Systems, Inc. *	5,990	1,727,875
Cognizant Technology Solutions Corp., Class A	22,786	1,757,256
Dolby Laboratories, Inc., Class A	3,859	320,992
Gartner, Inc. *	3,098	1,417,149
Hewlett Packard Enterprise Co.	82,087	1,255,110
Intuit, Inc.	2,824	1,782,876
Meta Platforms, Inc., Class A *	5,063	1,975,279
Microsoft Corp.	4,324	1,719,136
Oracle Corp.	13,571	1,515,881
Science Applications International Corp.	2,821	360,129
SS&C Technologies Holdings, Inc.	2,756	168,171
		16,467,802
Technology Hardware & Equipment — 4.1%
Amphenol Corp., Class A	16,182	1,636,000
Analog Devices, Inc.	8,824	1,697,385
Apple, Inc.	8,485	1,564,634
Applied Materials, Inc.	10,617	1,744,373
Broadcom, Inc.	1,760	2,076,800
KLA Corp.	2,995	1,779,150
Lam Research Corp.	2,272	1,874,786
NetApp, Inc.	15,689	1,368,081
NVIDIA Corp.	3,420	2,104,223
Skyworks Solutions, Inc.	8,719	910,787
TD SYNNEX Corp.	4,365	436,413
		17,192,632
Telecommunications Equipment — 2.1%
Arista Networks, Inc. *	7,586	1,962,347
Ciena Corp. *	21,691	1,149,623
Cisco Systems, Inc.	33,957	1,703,962
Juniper Networks, Inc.	57,418	2,122,169
Motorola Solutions, Inc.	4,976	1,589,832
Ubiquiti, Inc.	2,432	305,800
		8,833,733
Telecommunications Service Providers — 3.3%
AT&T, Inc.	90,968	1,609,224
Cable One, Inc.	2,004	1,100,056
Charter Communications, Inc., Class A *	3,862	1,431,682
Comcast Corp., Class A	39,002	1,815,153

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
Frontier Communications Parent, Inc. *	64,724	1,594,152
Iridium Communications, Inc.	10,747	389,686
Liberty Broadband Corp., Class C *	12,265	962,189
Roku, Inc. *	15,626	1,376,026
T-Mobile US, Inc.	10,804	1,741,929
Verizon Communications, Inc.	42,677	1,807,371
		13,827,468
Tobacco — 0.7%
Altria Group, Inc.	37,977	1,523,637
Philip Morris International, Inc.	17,197	1,562,348
		3,085,985
Travel & Leisure — 0.5%
Booking Holdings, Inc. *	177	620,822
Darden Restaurants, Inc.	7,176	1,166,674
Travel + Leisure Co.	6,395	258,486
		2,045,982
Waste & Disposal Services — 1.2%
Clean Harbors, Inc. *	9,869	1,657,597
Republic Services, Inc.	9,871	1,689,125
Waste Management, Inc.	9,466	1,757,174
		5,103,896
Total Common Stocks (Cost $373,120,648)		420,516,184
Short-Term Investments — 0.7%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)(Cost $484,927)	484,927	484,927
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.51% (b) (c)	1,003,598	1,003,999
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (b) (c)	1,257,501	1,257,501
Total Investment of Cash Collateral from Securities Loaned (Cost $2,261,501)		2,261,500
Total Short-Term Investments (Cost $2,746,428)		2,746,427
Total Investments — 100.5% (Cost $375,867,076)		423,262,611
Liabilities in Excess of Other Assets — (0.5)%		(1,910,749)
NET ASSETS — 100.0%		421,351,862

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $2,162,944.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	03/15/2024	USD	486,900	8,983

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$423,262,611	$—	$— (b)	$423,262,611
Appreciation in Other Financial Instruments
Futures Contracts (a)	$8,983	$—	$—	$8,983

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	$16,999,600	$23,999,999	$40,000,000	$4,199	$201	$1,003,999	1,003,598	$236,281	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	3,440,270	15,078,993	17,261,762	—	—	1,257,501	1,257,501	36,989	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	306,480	6,821,558	6,643,111	—	—	484,927	484,927	11,582	—
Total	$20,746,350	$45,900,550	$63,904,873	$4,199	$201	$2,746,427		$284,852	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.